Retirement Benefit Plans (Schedule Of Weighted-Average Assumptions To Determine Defined Benefit Plans And Postretirement Benefit Plans Expense) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.80%	5.20%	6.00%
Long-term expected rate of return on plan assets	8.25%	8.25%	8.25%
Rate of compensation increase	3.00%	3.00%	4.00%
Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.25%	4.90%	5.95%